Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 5,706	$ 5,706	$ 5,706
Income tax expense
Deferred tax assets	103,452	87,398	$ 103,452
Deferred income tax asset recognized	0
Income tax loss carryforwards	103,452
Deferred tax losses	35,482	$ 30,346
Temporary Differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax losses	$ 35,482